Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of amounts associated with amortization of initial payments for new contracts and equity method investments

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Amortization of initial payments for new contracts	$10.4	$12.0	$30.7	$33.7
Amortization related to equity method investments	$19.7	$21.4	$59.2	$73.3

	Year ended December 31,
(in millions)	2012	2011	2010
Amortization of initial payments for new contracts	$44.5	$42.5	$38.6
Amortization related to equity method investments	$94.8	$56.7	$73.0

Schedule of interchange fees and assessments charged by credit card associations and network fees related to PIN-debit transactions charged by debit networks

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Interchange fees and assessments	$4,925.0	$4,669.4	$14,319.7	$13,588.3
Debit network fees	$727.9	$702.0	$2,157.0	$2,070.9

	Year ended December 31,
(in millions)	2012	2011	2010
Interchange fees and assessments	$18,373.0	$18,826.1	$17,834.8
Debit network fees	2,786.3	2,959.1	2,798.3

Schedule of accrued warranty and recovery balances
	As of December 31,
(in millions)	2012	2011
Accrued warranty balances	$10.9	$11.4
Accrued recovery balances	$24.8	$26.8

Schedule of amounts charged to expense for the depreciation and amortization of property and equipment, including equipment under capital lease
Year ended December 31, (in millions)	Amount
2012	$284.5
2011	292.1
2010	320.4

Schedule of intangible amortization expense associated with customer relationships and other intangibles, including amortization associated with investments in affiliates
Year ended December 31, (in millions)	Amount
2012	$1,046.4
2011	1,052.1
2010	1,205.6

Schedule of components of other intangibles

	As of December 31,
(in millions)	2012 Cost	2012 Accumulated Amortization	2012 Net of Accumulated Amortization	2011 Cost	2011 Accumulated Amortization	2011 Net of Accumulated Amortization
Customer relationships	$7,595.3	$(3,839.0)	$3,756.3	$7,638.1	$(3,212.7)	$4,425.4

Other intangibles:
Conversion costs	$154.3	$(56.7)	$97.6	$120.9	$(38.9)	$82.0
Contract costs	222.2	(119.6)	102.6	189.9	(88.3)	101.6
Software	1,544.7	(1,098.0)	446.7	1,402.4	(933.0)	469.4
Other, including trade names	1,451.4	(269.7)	1,181.7	1,448.2	(222.0)	1,226.2
Total other intangibles	$3,372.6	$(1,544.0)	$1,828.6	$3,161.4	$(1,282.2)	$1,879.2

Schedule of estimated future aggregate amortization expense
Year ended December 31, (in millions)	Amount
2013	$833.7
2014	748.0
2015	662.7
2016	507.5
2017	427.9